Operating profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Remuneration of Group's auditor
Audit fees:	€ 17	€ 21	€ 16
Audit-related fees	2	5	4
Non-audit fees:	2	5	4
Total fees	19	26	20
Parent company
Remuneration of Group's auditor
Audit fees:	2	2	2
Subsidiaries
Remuneration of Group's auditor
Audit fees:	14	14	13
Subsidiaries | New accounting standards
Remuneration of Group's auditor
Audit fees:	€ 1	€ 5	€ 1